Risk management - Schedule of evolution projection based on main macroeconomic indicators, by entity (Details)	12 Months Ended
Dec. 31, 2022
Santander UK plc
Disclosure of credit risk exposure [line items]
Evolution projection period	5 years
Santander UK plc | Pessimistic scenario 3
Disclosure of credit risk exposure [line items]
Interest rate	4.30%
Unemployment rate	6.00%
Housing price change	(4.40%)
GDP growth	(0.40%)
Santander UK plc | Pessimistic scenario 2
Disclosure of credit risk exposure [line items]
Interest rate	3.00%
Unemployment rate	7.30%
Housing price change	(4.60%)
GDP growth	(0.50%)
Santander UK plc | Pessimistic scenario 1
Disclosure of credit risk exposure [line items]
Interest rate	2.70%
Unemployment rate	5.50%
Housing price change	(3.50%)
GDP growth	(0.20%)
Santander UK plc | Base scenario
Disclosure of credit risk exposure [line items]
Interest rate	3.10%
Unemployment rate	4.60%
Housing price change	(0.40%)
GDP growth	0.70%
Santander UK plc | Optimistic scenario 1
Disclosure of credit risk exposure [line items]
Interest rate	2.80%
Unemployment rate	4.40%
Housing price change	(0.70%)
GDP growth	1.20%
Spain
Disclosure of credit risk exposure [line items]
Evolution projection period	5 years
Spain | Pessimistic scenario
Disclosure of credit risk exposure [line items]
Interest rate	2.60%
Unemployment rate	16.60%
Housing price change	2.30%
GDP growth	0.50%
Spain | Base scenario
Disclosure of credit risk exposure [line items]
Interest rate	2.30%
Unemployment rate	12.20%
Housing price change	3.30%
GDP growth	2.00%
Spain | Optimistic scenario
Disclosure of credit risk exposure [line items]
Interest rate	2.00%
Unemployment rate	10.70%
Housing price change	3.80%
GDP growth	3.30%
United States | Santander Bank, National Association | North America
Disclosure of credit risk exposure [line items]
Evolution projection period	5 years
United States | Santander Bank, National Association | Pessimistic scenario 2 | North America
Disclosure of credit risk exposure [line items]
Interest rate	2.50%
Unemployment rate	6.00%
Housing price change	(1.50%)
GDP growth	1.80%
United States | Santander Bank, National Association | Pessimistic scenario 1 | North America
Disclosure of credit risk exposure [line items]
Interest rate	2.90%
Unemployment rate	4.60%
Housing price change	(0.90%)
GDP growth	2.10%
United States | Santander Bank, National Association | Base scenario | North America
Disclosure of credit risk exposure [line items]
Interest rate	3.40%
Unemployment rate	4.10%
Housing price change	0.10%
GDP growth	1.60%
United States | Santander Bank, National Association | Optimistic scenario | North America
Disclosure of credit risk exposure [line items]
Interest rate	3.20%
Unemployment rate	3.40%
Housing price change	1.70%
GDP growth	2.80%
United States | Santander Consumer USA Holdings Inc. | North America
Disclosure of credit risk exposure [line items]
Evolution projection period	5 years
United States | Santander Consumer USA Holdings Inc. | Pessimistic scenario 2 | North America
Disclosure of credit risk exposure [line items]
Interest rate	2.50%
Unemployment rate	6.00%
Housing price change	(1.50%)
GDP growth	1.80%
Manheim index	(3.60%)
United States | Santander Consumer USA Holdings Inc. | Pessimistic scenario 1 | North America
Disclosure of credit risk exposure [line items]
Interest rate	2.90%
Unemployment rate	4.60%
Housing price change	(0.90%)
GDP growth	2.10%
Manheim index	(3.60%)
United States | Santander Consumer USA Holdings Inc. | Base scenario | North America
Disclosure of credit risk exposure [line items]
Interest rate	3.40%
Unemployment rate	4.10%
Housing price change	0.10%
GDP growth	1.60%
Manheim index	(3.60%)
United States | Santander Consumer USA Holdings Inc. | Optimistic scenario | North America
Disclosure of credit risk exposure [line items]
Interest rate	3.20%
Unemployment rate	3.40%
Housing price change	1.70%
GDP growth	2.80%
Manheim index	(3.60%)
Brazil | South America
Disclosure of credit risk exposure [line items]
Evolution projection period	5 years
Brazil | Banco Santander (Brasil) S.A. | Pessimistic scenario | South America
Disclosure of credit risk exposure [line items]
Interest rate	12.60%
Unemployment rate	15.20%
Housing price change	0.60%
GDP growth	(0.80%)
Burden income	33.20%
Brazil | Banco Santander (Brasil) S.A. | Base scenario | South America
Disclosure of credit risk exposure [line items]
Interest rate	8.60%
Unemployment rate	11.10%
Housing price change	2.80%
GDP growth	1.10%
Burden income	30.00%
Brazil | Banco Santander (Brasil) S.A. | Optimistic scenario | South America
Disclosure of credit risk exposure [line items]
Interest rate	6.40%
Unemployment rate	7.60%
Housing price change	7.90%
GDP growth	3.30%
Burden income	23.90%